UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-4786

                                 Ariel Investment Trust

(Exact name of registrant as specified in charter)

200 East Randolph Street

Suite 2900

                                 Chicago, IL 60601

(Address of principal executive offices) (Zip code)

Mareilé B. Cusack, Esq.

Ariel Investments, LLC

200 East Randolph Street

Suite 2900

Chicago, IL 60601

With a copy to:

Arthur Don, Esq.

Greenberg Traurig, LLP

77 West Wacker Drive

Suite 3100

                                 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 726-0140

Date of fiscal year end:   September 30

Date of reporting period:   June 30, 2018

Item 1.   Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Ariel Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Common stocks—99.19%	Value

	Consumer discretionary & services—33.23%
4,300,884	MSG Networks, Inc.(a)(b)	$103,006,172
4,749,900	Mattel, Inc.	77,993,358
2,475,935	Nielsen Holdings plc	76,580,670
3,091,466	Interpublic Group of Cos., Inc.	72,463,963
2,225,125	Viacom, Inc., Class B	67,109,770
5,947,752	TEGNA, Inc.	64,533,109
1,260,424	Adtalem Global Education, Inc.(a)	60,626,394
576,040	Royal Caribbean Cruises Ltd.	59,677,744
1,005,381	Meredith Corp.	51,274,431
173,204	Mohawk Industries, Inc.(a)	37,112,421
113,724	The Madison Square Garden Co., Class A(a)	35,276,048
663,077	International Speedway Corp., Class A	29,639,542
147,865	Sotheby’s(a)	8,034,984

		743,328,606

	Consumer staples—3.16%
656,845	J.M. Smucker Co.	70,597,701

	Financial services—29.74%
4,551,339	KKR & Co. L.P.	113,100,774
1,658,003	Lazard Ltd., Class A	81,092,927
718,800	Northern Trust Corp.	73,957,332
411,899	JLL	68,371,115
1,413,853	CBRE Group, Inc., Class A(a)	67,497,342
1,297,988	First American Financial Corp.	67,131,939
446,378	Dun & Bradstreet Corp.	54,748,262
1,497,949	Janus Henderson Group plc	46,031,973
1,093,023	Oaktree Capital Group LLC	44,431,385
1,553,354	Western Union Co.	31,579,687
88,963	Fair Isaac Corp.(a)	17,198,327

		665,141,063

	Health care—6.16%
344,400	Laboratory Corp. of America Holdings(a)	61,830,132
358,606	Charles River Laboratories Intl, Inc.(a)	40,257,110
123,381	Bio-Rad Laboratories, Inc.(a)	35,600,354

		137,687,596

	Materials & processing—4.80%
1,058,397	Simpson Manufacturing Co., Inc.	65,821,709
1,615,461	U.S. Silica Holdings, Inc.	41,501,193

		107,322,902

	Producer durables—20.20%
592,000	Zebra Technologies Corp.(a)	84,804,000
1,356,285	Keysight Technologies, Inc.(a)	80,061,503
1,912,841	Kennametal, Inc.	68,670,992
413,863	Snap-on, Inc.	66,516,061
919,365	MTS Systems Corp.(b)	48,404,567
3,111,667	Bristow Group, Inc.(a)(b)	43,905,621
964,928	Brady Corp., Class A	37,197,974
97,689	Littelfuse, Inc.	22,290,676

		451,851,394

	Technology—1.90%
673,242	Anixter Intl, Inc.(a)	42,616,219

	Total common stocks (Cost $1,306,090,830)	2,218,545,481

800.292.7435	1

Ariel Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Short-term investments—0.73%	Value

16,284,549	Northern Institutional Treasury Portfolio, 1.75%(c)	$16,284,549

	Total short-term investments (Cost $16,284,549)	16,284,549

	Total Investments—99.92% (Cost $1,322,375,379)	2,234,830,030

	Other Assets less Liabilities—0.08%	1,707,985

	Net Assets—100.00%	$2,236,538,015

(a) Non-income producing.

(b) Affiliated company (See Note Three, Transactions with Affiliated Companies).

(c) The rate presented is the rate in effect at June 30, 2018.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

2	ARIELINVESTMENTS.COM

Ariel Appreciation Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Common stocks—98.51%	Value

	Consumer discretionary & services—26.36%
2,633,030	Interpublic Group of Cos., Inc.	$61,718,223
679,400	Omnicom Group, Inc.	51,817,838
2,908,000	Mattel, Inc.	47,749,360
1,981,337	MSG Networks, Inc.(a)	47,453,021
953,600	BorgWarner, Inc.	41,157,376
697,300	CBS Corp., Class B	39,202,206
1,177,524	Nielsen Holdings plc	36,420,817
655,600	Nordstrom, Inc.	33,946,968
84,266	The Madison Square Garden Co., Class A(a)	26,138,471
514,500	Viacom, Inc., Class B	15,517,320
308,458	International Speedway Corp., Class A	13,788,073
1,208,300	TEGNA, Inc.	13,110,055

		428,019,728

	Consumer staples—4.01%
605,175	J.M. Smucker Co.	65,044,209

	Energy—2.10%
786,600	National Oilwell Varco	34,138,440

	Financial services—29.08%
635,000	Northern Trust Corp.	65,335,150
1,448,200	Aflac, Inc.	62,301,564
1,184,600	First American Financial Corp.	61,267,512
1,015,120	Lazard Ltd., Class A	49,649,519
961,952	Houlihan Lokey, Inc.	49,271,181
258,000	Willis Towers Watson plc	39,112,800
531,800	Progressive Corp.	31,455,970
1,208,400	Western Union Co.	24,566,772
241,589	BOK Financial Corp.	22,711,782
768,868	KKR & Co. L.P.	19,106,370
531,900	Blackstone Group L.P.	17,111,223
331,919	Oaktree Capital Group LLC	13,492,507
182,250	CBRE Group, Inc., Class A(a)	8,700,615
49,580	JLL	8,229,784

		472,312,749

	Health care—15.44%
418,200	Laboratory Corp. of America Holdings(a)	75,079,446
554,100	Zimmer Biomet Holdings, Inc.	61,748,904
212,454	Thermo Fisher Scientific, Inc.	44,007,722
364,680	Charles River Laboratories Intl, Inc.(a)	40,938,977
593,700	Cardinal Health, Inc.	28,990,371

		250,765,420

	Materials & processing—1.88%
1,190,580	U.S. Silica Holdings, Inc.	30,586,000

	Producer durables—18.95%
1,081,615	Keysight Technologies, Inc.(a)	63,847,734
1,385,900	Kennametal, Inc.	49,753,810
360,899	Stanley Black & Decker, Inc.	47,930,996
252,000	Snap-on, Inc.	40,501,440

800.292.7435	3

Ariel Appreciation Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Common stocks—98.51%	Value

	Producer durables—18.95% (continued)
273,150	Illinois Tool Works, Inc.	$37,842,201
2,426,964	Bristow Group, Inc.(a)(b)	34,244,462
515,400	Stericycle, Inc.(a)	33,650,466

		307,771,109

	Technology—0.69%
176,989	Anixter Intl, Inc.(a)	11,203,404

	Total common stocks (Cost $1,057,936,275)	1,599,841,059

Number of shares	Short-term investments—1.48%	Value

24,050,556	Northern Institutional Treasury Portfolio, 1.75%(c)	$24,050,556

	Total short-term investments (Cost $24,050,556)	24,050,556

	Total Investments—99.99% (Cost $1,081,986,831)	1,623,891,615

	Other Assets less Liabilities—0.01%	195,090

	Net Assets—100.00%	$1,624,086,705

(a) Non-income producing.

(b) Affiliated company (See Note Three, Transactions with Affiliated Companies).

(c) The rate presented is the rate in effect at June 30, 2018.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

4	ARIELINVESTMENTS.COM

Ariel Focus Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Common stocks—94.85%	Value

	Consumer discretionary & services—12.25%
58,400	BorgWarner, Inc.	$2,520,544
56,300	Nielsen Holdings plc	1,741,359
29,200	Adtalem Global Education, Inc.(a)	1,404,520
18,000	CBS Corp., Class B	1,011,960
33,000	Viacom, Inc., Class B	995,280

		7,673,663

	Consumer staples—2.63%
15,300	J.M. Smucker Co.	1,644,444

	Energy—9.94%
51,300	National Oilwell Varco	2,226,420
26,000	Exxon Mobil Corp.	2,150,980
39,600	Apache Corp.	1,851,300

		6,228,700

	Financial services—24.42%
135,300	KKR & Co. L.P.	3,362,205
121,300	Western Union Co.	2,466,029
50,200	Lazard Ltd., Class A	2,455,282
30,400	Bank of New York Mellon Corp.	1,639,472
30,200	First American Financial Corp.	1,561,944
6,400	Goldman Sachs Group, Inc.	1,411,648
21,600	Progressive Corp.	1,277,640
34,800	Blackstone Group L.P.	1,119,516

		15,293,736

	Health care—16.32%
18,400	Laboratory Corp. of America Holdings(a)	3,303,352
154,500	Hanger, Inc.(a)	2,620,320
20,600	Zimmer Biomet Holdings, Inc.	2,295,664
16,500	Johnson & Johnson	2,002,110

		10,221,446

	Materials & processing—7.84%
198,582	Barrick Gold Corp.	2,607,381
82,200	Mosaic Co.	2,305,710

		4,913,091

	Producer durables—17.14%
18,000	Snap-on, Inc.	2,892,960
7,456	Lockheed Martin Corp.	2,202,726
11,500	Zebra Technologies Corp.(a)	1,647,375
69,700	Team, Inc.(a)	1,610,070
19,200	Stericycle, Inc.(a)	1,253,568
8,500	Stanley Black & Decker, Inc.	1,128,885

		10,735,584

	Technology—4.31%
61,200	Oracle Corp.	2,696,472

	Total common stocks (Cost $47,804,845)	59,407,136

800.292.7435	5

Ariel Focus Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Short-term investments—3.15%	Value

1,973,085	Northern Institutional Treasury Portfolio, 1.75%(b)	$1,973,085

	Total short-term investments (Cost $1,973,085)	1,973,085

	Total Investments—98.00% (Cost $49,777,930)	61,380,221

	Other Assets less Liabilities—2.00%	1,255,166

	Net Assets—100.00%	$62,635,387

(a) Non-income producing.

(b) The rate presented is the rate in effect at June 30, 2018.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

6	ARIELINVESTMENTS.COM

Ariel Discovery Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Common stocks—99.43%	Value

	Consumer discretionary & services—16.64%
240,342	Century Casinos, Inc.(a)	$ 2,102,993
134,511	Green Brick Partners, Inc.(a)	1,318,208
30,522	Strattec Security Corp.	932,447
50,174	Rosetta Stone, Inc.(a)	804,289
39,600	Lakeland Industries, Inc.(a)	560,340
7,500	Movado Group, Inc.	362,250

		6,080,527

	Energy—3.04%
155,102	Mitcham Industries, Inc.(a)	623,510
54,154	Gulf Island Fabrication, Inc.	487,386

		1,110,896

	Financial services—22.36%
135,408	Cowen Group, Inc., Class A(a)	1,875,401
111,793	Safeguard Scientifics, Inc.(a)	1,430,950
71,385	Capital Southwest Corp.	1,292,782
24,900	First American Financial Corp.	1,287,828
40,748	Tejon Ranch Co.(a)	990,176
264,800	180 Degree Capital Corp.(a)	611,688
8,500	MB Financial, Inc.	396,950
33,000	Atlas Financial Holdings, Inc.(a)	288,750

		8,174,525

	Health care—5.44%
143,585	Kindred Biosciences, Inc.(a)	1,529,180
75,119	Cumberland Pharmaceuticals, Inc.(a)	460,479

		1,989,659

	Materials & processing—7.05%
55,100	U.S. Silica Holdings, Inc.	1,415,519
100,900	Aspen Aerogels, Inc.(a)	494,410
376,354	Orion Energy Systems, Inc.(a)	413,989
16,931	Landec Corp.(a)	252,272

		2,576,190

	Producer durables—10.55%
232,582	Ballantyne Strong, Inc.(a)	1,128,023
66,000	Bristow Group, Inc.(a)	931,260
39,699	Team, Inc.(a)	917,047
43,200	Perceptron, Inc.(a)	455,760
40,400	CPI Aerostructures, Inc.(a)	424,200

		3,856,290

	Technology—29.72%
520,696	RealNetworks, Inc.(a)	1,926,575
256,488	Telenav, Inc.(a)	1,436,333
180,923	PCTEL, Inc.(a)	1,128,960
185,800	Edgewater Technology, Inc.(a)	1,007,036
125,200	GSI Technology, Inc.(a)	941,504
241,520	SeaChange Intl, Inc.(a)	825,998
20,000	Methode Electronics, Inc.	806,000
158,400	EMCORE Corp.(a)	799,920
352,732	Synacor, Inc.(a)	705,464
30,595	AstroNova, Inc.	576,716
73,300	Glu Mobile, Inc.(a)	469,853
37,800	AutoWeb, Inc.(a)	170,856
77,510	GlassBridge Enterprises, Inc.(a)	70,147

		10,865,362

800.292.7435	7

Ariel Discovery Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Common stocks—99.43%	Value

	Utilities—4.63%
167,686	ORBCOMM, Inc.(a)	$1,693,629

	Total common stocks (Cost $35,794,833)	36,347,078

Number of shares	Short-term investments—1.12%	Value

408,682	Northern Institutional Treasury Portfolio, 1.75%(b)	$408,682

	Total short-term investments (Cost $408,682)	408,682

	Total Investments—100.55% (Cost $36,203,515)	36,755,760

	Other Assets less Liabilities—(0.55)%	(200,805)

	Net Assets—100.00%	$36,554,955

(a) Non-income producing.

(b) The rate presented is the rate in effect at June 30, 2018.

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

8	ARIELINVESTMENTS.COM

Ariel International Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Common stocks—88.47%	Value

	Belgium—0.07%
4,625	Galapagos N.V.(a)	$ 426,361

	Canada—1.35%
158,462	IGM Financial, Inc.	4,593,608
53,591	Suncor Energy, Inc.	2,180,899
18,533	Magna International, Inc.	1,077,879
50,625	Hydro One Ltd.	771,707

		8,624,093

	China—8.14%
2,887,000	China Mobile Ltd.	25,647,994
82,445	Baidu, Inc. ADR(a)	20,034,135
143,110	China Mobile Ltd. ADR	6,352,653

		52,034,782

	Finland—3.31%
3,682,150	Nokia Corp. ADR	21,172,363

	France—5.73%
181,700	Michelin (CGDE)	22,131,340
89,675	Safran SA	10,896,373
23,322	Thales SA	3,005,430
7,195	Sanofi	576,819

		36,609,962

	Germany—10.81%
353,459	Deutsche Boerse AG	47,117,630
4,496,490	Telefonica Deutschland Holding	17,727,380
184,079	Dialog Semiconductor plc(a)	2,807,475
41,665	GEA Group AG	1,405,683

		69,058,168

	Hong Kong—0.92%
15,931,302	Li & Fung Ltd.	5,848,138

	Italy—3.07%
4,060,060	Snam SpA	16,955,025
249,165	Italgas SpA	1,373,983
83,237	Azimut Holdings SpA	1,288,441

		19,617,449

	Japan—16.48%
859,200	NTT DOCOMO, Inc.	21,903,915
63,200	Nintendo Co., Ltd.	20,664,228
345,500	Nippon Telegraph & Telephone Corp.	15,715,468
415,400	Japan Tobacco, Inc.	11,612,365
103,800	Shimamura Co., Ltd.	9,141,038
216,000	Subaru Corp.	6,291,830
1,701,700	Seven Bank Ltd.	5,210,462
61,800	Secom Co., Ltd.	4,748,522
65,500	Mabuchi Motor Co., Ltd.	3,117,780
11,500	Daito Trust Construction Co., Ltd.	1,870,704
69,700	Ono Pharmaceutical Co., Ltd.	1,634,927
24,100	Toyota Motor Corp.	1,560,737
6,600	Murata Manufacturing Co., Ltd.	1,109,985
22,200	Askul Corp.	719,848

		105,301,809

800.292.7435	9

Ariel International Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Common stocks—88.47%	Value

	Luxembourg—1.53%
152,363	Tenaris ADR	$ 5,544,490
62,377	RTL Group	4,232,228

		9,776,718

	Netherlands—8.15%
1,341,889	Koninklijke Ahold Delhaize N.V.	32,132,524
343,160	Gemalto N.V.(a)	19,964,979

		52,097,503

	Singapore—0.19%
223,800	Singapore Exchange Ltd.	1,177,722

	Spain—3.76%
559,891	Endesa SA	12,354,320
362,484	Tecnicas Reunidas SA	11,679,090

		24,033,410

	Switzerland—8.86%
151,529	Roche Holding AG	33,747,067
34,237	Swisscom AG	15,322,466
836	SGS SA	2,230,346
127,862	UBS AG	1,978,678
12,748	Kuehne & Nagel Intl, AG	1,920,632
14,882	Novartis AG	1,124,186
4,034	Nestle SA	313,253

		56,636,628

	United Arab Emirates—0.17%
4,048,694	Dubai Financial Market	1,063,662

	United Kingdom—9.30%
1,749,594	GlaxoSmithKline plc	35,323,493
194,519	Reckitt Benckiser Group plc	16,016,541
509,324	National Grid plc	5,635,561
61,264	GlaxoSmithKline plc ADR	2,469,552

		59,445,147

	United States—6.63%
199,293	Philip Morris Intl, Inc.	16,090,917
63,580	EOG Resources, Inc.	7,911,259
58,760	Core Laboratories N.V.	7,416,100
37,228	Pioneer Natural Resources Co.	7,045,027
54,659	Fluor Corp.	2,666,266
34,203	Fabrinet(a)	1,261,749

		42,391,318

	Total common stocks (Cost $552,493,109)	565,315,233

10	ARIELINVESTMENTS.COM

Ariel International Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Investment companies—1.25%	Value

	Exchange Traded Funds—1.25%
186,469	Vanguard FTSE Developed Markets ETF	$7,999,520

	Total Investment companies (Cost $7,038,480)	7,999,520

Number of shares	Short-term investments—6.00%	Value

38,371,225	Northern Institutional Treasury Portfolio, 1.75%(b)	$38,371,225

	Total short-term investments (Cost $38,371,225)	38,371,225

	Total Investments—95.72% (Cost $597,902,814)	611,685,978

	Cash, Foreign Currency, Other Assets less Liabilities—4.28%	27,332,848

	Net Assets—100.00%	$639,018,826

800.292.7435	11

Ariel International Fund schedule of investments	06/30/18 (UNAUDITED)

At June 30, 2018, the open forward currency contracts are:

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
09/18/2018	UBS AG	EUR	495,113	CNH	3,756,000	$17,349
09/18/2018	UBS AG	GBP	2,174,743	CNH	18,777,564	58,842
09/18/2018	UBS AG	USD	30,865,989	CNH	200,290,946	768,010

Subtotal UBS AG						844,201

09/18/2018	JPMorgan Chase	JPY	1,136,965,185	CNH	66,915,731	272,595

Subtotal JPMorgan Chase						272,595

Subtotal - Open forward currency contracts with unrealized appreciation						$1,116,796

Open forward currency contracts with unrealized depreciation
09/18/2018	UBS AG	NOK	9,691,916	EUR	1,021,694	(6,618)
09/18/2018	UBS AG	SEK	22,705,827	EUR	2,217,036	(54,113)
09/18/2018	UBS AG	USD	5,503,605	EUR	4,711,063	(31,989)
09/18/2018	UBS AG	AUD	40,520,387	USD	30,224,197	(229,655)
09/18/2018	UBS AG	GBP	30,728,503	USD	40,869,309	(167,663)
09/18/2018	UBS AG	JPY	2,070,947,012	USD	18,863,953	(51,621)
09/18/2018	UBS AG	NOK	15,289,815	USD	1,883,991	(524)
09/18/2018	UBS AG	SEK	101,644,205	USD	11,586,224	(166,723)

Subtotal UBS AG						(708,906)

09/18/2018	Northern Trust	SGD	7,556,348	USD	5,599,518	(43,829)

Subtotal Northern Trust						(43,829)

09/18/2018	JPMorgan Chase	AUD	5,923,389	CAD	5,812,106	(42,468)
09/18/2018	JPMorgan Chase	GBP	854,101	CAD	1,496,703	(8,753)
09/18/2018	JPMorgan Chase	USD	3,839,668	CAD	5,061,466	(15,718)
09/18/2018	JPMorgan Chase	AUD	1,764,185	CHF	1,301,000	(17,153)
09/18/2018	JPMorgan Chase	AUD	5,715,048	EUR	3,629,600	(34,384)
09/18/2018	JPMorgan Chase	GBP	1,417,189	EUR	1,612,903	(18,047)
09/18/2018	JPMorgan Chase	JPY	346,476,297	EUR	2,700,180	(25,400)

Subtotal JPMorgan Chase						(161,923)

Subtotal - Open forward currency contracts with unrealized depreciation						$(914,658)

Net unrealized appreciation (depreciation) on forward currency contracts						$202,138

(a) Non-income producing.

(b) The rate presented is the rate in effect at June 30, 2018.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

12	ARIELINVESTMENTS.COM

Ariel Global Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Common stocks—95.55%	Value

	Brazil—0.07%
13,565	BB Seguridade Participacoes SA	$85,609

	Canada—0.70%
14,556	IGM Financial, Inc.	421,960
9,159	Suncor Energy, Inc.	372,728
3,118	Hydro One Ltd.	47,530

		842,218

	Chile—0.38%
14,542	Banco Santander-Chile ADR	457,055

	China—10.10%
25,347	Baidu, Inc. ADR(a)	6,159,321
464,500	China Mobile Ltd.	4,126,600
44,218	China Mobile Ltd. ADR	1,962,837

		12,248,758

	Finland—2.69%
567,291	Nokia Corp. ADR	3,261,923

	France—4.10%
26,134	Michelin (CGDE)	3,183,161
12,536	Safran SA	1,523,244
2,091	Thales SA	269,460

		4,975,865

	Germany—4.52%
32,412	Deutsche Boerse AG	4,320,661
269,898	Telefonica Deutschland Holding	1,064,071
6,629	Dialog Semiconductor plc(a)	101,102

		5,485,834

	Hong Kong—0.19%
624,000	Li & Fung Ltd.	229,061

	Italy—0.92%
267,870	Snam SpA	1,118,639

	Japan—8.33%
125,000	NTT DOCOMO, Inc.	3,186,673
49,000	Nippon Telegraph & Telephone Corp.	2,228,822
56,000	Japan Tobacco, Inc.	1,565,461
4,650	Nintendo Co., Ltd.	1,520,390
32,200	Subaru Corp.	937,949
6,800	Secom Co., Ltd.	522,491
700	Murata Manufacturing Co., Ltd.	117,726
300	Shimamura Co., Ltd.	26,419

		10,105,931

	Mexico—0.49%
141,575	Wal-Mart de Mexico SAB de CV	373,251
32,355	Banco Santander-Mexico SA ADR	216,455

		589,706

	Netherlands—2.91%
78,989	Koninklijke Ahold Delhaize N.V.	1,891,450
28,110	Gemalto N.V.(a)	1,635,434

		3,526,884

800.292.7435	13

Ariel Global Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Common stocks—95.55%	Value

	Spain—0.94%
51,459	Endesa SA	$1,135,473

	Switzerland—5.92%
28,851	Roche Holding AG	6,425,415
1,681	Swisscom AG	752,317

		7,177,732

	Thailand—0.55%
113,500	Kasikornbank PCL	669,405

	United Kingdom—7.13%
222,993	GlaxoSmithKline plc	4,502,125
67,960	GlaxoSmithKline plc ADR	2,739,468
68,030	National Grid plc	752,737
7,925	Reckitt Benckiser Group plc	652,538

		8,646,868

	United States—45.61%
113,998	Microsoft Corp.	11,241,343
95,105	Gilead Sciences, Inc.	6,737,238
38,316	Johnson & Johnson	4,649,263
52,413	Philip Morris Intl, Inc.	4,231,826
20,718	Berkshire Hathaway, Inc., Class B(a)	3,867,015
31,703	American Express Co.	3,106,894
45,417	Schlumberger Ltd.	3,044,301
50,331	Verizon Communications, Inc.	2,532,153
8,908	Costco Wholesale Corp.	1,861,594
33,358	Fluor Corp.	1,627,203
8,492	Pioneer Natural Resources Co.	1,607,026
32,900	Southern Co.	1,523,599
9,794	Core Laboratories N.V.	1,236,101
9,483	Quest Diagnostics, Inc.	1,042,561
8,856	Sempra Energy	1,028,270
10,754	Occidental Petroleum Corp.	899,895
7,107	EOG Resources, Inc.	884,324
11,465	Intercontinental Exchange, Inc.	843,251
15,096	U.S. Bancorp	755,102
7,221	Discover Financial Services	508,431
108,080	Acacia Research Corp.(a)	448,532
7,498	Tapestry, Inc.	350,232
5,445	Foot Locker, Inc.	286,679
3,405	Tractor Supply Co.	260,448
2,917	Expeditors International of Washington, Inc.	213,233
26,172	Pandora Media, Inc.(a)	206,235
2,796	Amdocs Ltd.	185,067
1,216	Acuity Brands, Inc.	140,898

		55,318,714

	Total common stocks (Cost $101,507,882)	115,875,675

14	ARIELINVESTMENTS.COM

Ariel Global Fund schedule of investments	06/30/18 (UNAUDITED)

Number of shares	Short-term investments—2.36%	Value

2,863,307	Northern Institutional Treasury Portfolio, 1.75%(b)	$2,863,307

	Total short-term investments (Cost $2,863,307)	2,863,307

	Total Investments—97.91% (Cost $104,371,189)	118,738,982

	Cash, Foreign Currency, Other Assets less Liabilities—2.09%	2,536,434

	Net Assets—100.00%	$121,275,416

800.292.7435	15

Ariel Global Fund schedule of investments	06/30/18 (UNAUDITED)

At June 30, 2018, the open forward currency contracts are:

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
09/18/2018	JPMorgan Chase	JPY	155,415,590	CNH	9,146,936	$37,262

Subtotal JPMorgan Chase						37,262

09/18/2018	Northern Trust	AUD	340,594	GBP	190,026	419

Subtotal Northern Trust						419

09/18/2018	UBS AG	EUR	276,761	CNH	2,099,545	9,698
09/18/2018	UBS AG	USD	5,131,486	CNH	33,298,471	127,682
09/18/2018	UBS AG	USD	975,561	JPY	107,100,261	2,670
09/18/2018	UBS AG	CAD	1,681,511	USD	1,276,771	4,058

Subtotal UBS AG						144,108

Subtotal - Open forward currency contracts with unrealized appreciation						$181,789

Open forward currency contracts with unrealized depreciation
09/18/2018	JPMorgan Chase	AUD	790,561	CHF	583,000	$(7,687)
09/18/2018	JPMorgan Chase	CAD	542,127	CHF	407,753	(1,722)
09/18/2018	JPMorgan Chase	AUD	1,643,446	EUR	1,043,745	(9,887)
09/18/2018	JPMorgan Chase	JPY	75,454,812	EUR	588,039	(5,532)

Subtotal JPMorgan Chase						(24,828)

09/18/2018	Northern Trust	USD	916,543	CHF	904,938	(3,740)
09/18/2018	Northern Trust	SEK	2,159,253	GBP	185,007	(2,465)
09/18/2018	Northern Trust	SGD	735,945	USD	545,361	(4,269)

Subtotal Northern Trust						(10,474)

09/18/2018	UBS AG	CAD	1,171,837	EUR	761,334	(1,979)
09/18/2018	UBS AG	NOK	1,760,463	EUR	185,583	(1,202)
09/18/2018	UBS AG	SEK	4,911,200	EUR	479,538	(11,704)
09/18/2018	UBS AG	USD	3,571,146	EUR	3,056,886	(20,757)
09/18/2018	UBS AG	AUD	586,874	USD	437,750	(3,326)
09/18/2018	UBS AG	SEK	2,240,182	USD	255,354	(3,675)

Subtotal UBS AG						(42,643)

Subtotal - Open forward currency contracts with unrealized depreciation						$(77,945)

Net unrealized appreciation (depreciation) on forward currency contracts						$103,844

(a) Non-income producing.

(b) The rate presented is the rate in effect at June 30, 2018.

ADR American Depositary Receipt

A category may contain multiple industries as defined by the Global Industry Classification Standards.

See Notes to Schedules of Investments.

16	ARIELINVESTMENTS.COM

Notes to the schedules of investments	06/30/18 (UNAUDITED)

NOTE ONE | ORGANIZATION

Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.

The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by the Adviser for Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund and Ariel Discovery Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds’ accounting agent and custodian. U.S. Bancorp Fund Services, LLC serves as the Funds’ transfer agent.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies related to investments of the Funds held at June 30, 2018.

Securities valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.

Investments in money market funds are valued at their closing net asset value each business day.

Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements – Accounting Standards CodificationTM 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of June 30, 2018 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$2,234,830,030	$1,623,891,615	$61,380,221	$36,755,760
Level 2	—	—	—	—
Level 3	—	—	—	—

Total investments	$2,234,830,030	$1,623,891,615	$61,380,221	$36,755,760

800.292.7435	17

Notes to the schedules of investments	06/30/18 (UNAUDITED)

Industry classifications for Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, and Ariel Discovery Fund are included in the Schedules of Investments for the respective Fund.

Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Consumer discretionary	$51,003,038	$—	$—	$51,003,038
Consumer staples	76,165,600	—	—	76,165,600
Energy	58,731,890	—	—	58,731,890
Financials	62,430,203	—	—	62,430,203
Health care	75,302,406	—	—	75,302,406
Industrials	29,991,031	—	—	29,991,031
Information technology	87,014,913	—	—	87,014,913
Real estate	1,870,704	—	—	1,870,704
Telecommunication services	102,669,876	—	—	102,669,876
Utilities	20,135,572	—	—	20,135,572

Total common stocks	$565,315,233	$—	$—	$565,315,233
Exchange traded funds	7,999,520	—	—	7,999,520
Short-term investments	38,371,225	—	—	38,371,225

Total investments	$611,685,978	$—	$—	$611,685,978

Other financial instruments
Forward currency contracts ^	$—	$202,138	$—	$202,138

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common stocks
Consumer discretionary	$5,273,950	$—	$—	$5,273,950
Consumer staples	10,576,120	—	—	10,576,120
Energy	9,163,014	—	—	9,163,014
Financials	15,251,837	—	—	15,251,837
Health care	26,096,070	—	—	26,096,070
Industrials	4,745,061	—	—	4,745,061
Information technology	24,428,542	—	—	24,428,542
Telecommunication services	15,853,472	—	—	15,853,472
Utilities	4,487,609	—	—	4,487,609

Total common stocks	$115,875,675	$—	$—	$115,875,675
Short-term investments	2,863,307	—	—	2,863,307

Total investments	$118,738,982	$—	$—	$118,738,982

Other financial instruments
Forward currency contracts ^	$—	$103,844	$—	$103,844

Ariel International Fund
Transfers into Level 1	$1,063,662
Transfers out of Level 2	(1,063,662)

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels for Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund and Ariel Global Fund. Ariel International Fund had a transfer of $1,063,662 from Level 2 to Level 1 due to the availability of a market price on June 30, 2018 to value the only Level 2 security held on September 30, 2017.

*	As of June 30, 2018, the only Level 2 investments held were forward currency contracts. See Schedules of Investments.

^

Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Unrealized appreciation on forward currency contracts and Unrealized depreciation on forward currency contracts at June 30, 2018. See also Schedules of Investments.

18	ARIELINVESTMENTS.COM

Notes to the schedules of investments	06/30/18 (UNAUDITED)

Foreign currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.

Forward currency contracts – Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily and any resulting unrealized gain (loss) is recorded as Net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.

Securities transactions – Securities transactions are accounted for on a trade date basis.

NOTE THREE | TRANSACTIONS WITH AFFILIATED COMPANIES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. The following transactions were made during the period ended June 30, 2018, with affiliated companies:

	Share activity				Nine months ended June 30, 2018
Security name	Balance September 30, 2017	Purchases	Sales	Balance June 30, 2018	Value	Dividends credited to income	Amount of gain (loss) realized on sale of shares	Amount of change in unrealized gain (loss) on shares	Percent of net assets
Ariel Fund
Bristow Group, Inc. (Producer durables)	3,847,967	—	736,300	3,111,667	$43,905,621	$—	$(24,132,734)	$44,440,399	2.0%
MSG Networks, Inc. (Consumer discretionary & services)	3,525,923	774,961	—	4,300,884	103,006,172	—	—	14,138,077	4.6
MTS Systems Corp. (Producer durables)	894,616	24,749	—	919,365	48,404,567	820,004	—	(700,050)	2.2

					$195,316,360	$820,004	$(24,132,734)	$57,878,426	8.8%

Ariel Appreciation Fund
Bristow Group, Inc. (Producer durables)	2,426,964	—	—	2,426,964	$34,244,462	$—	$—	$11,552,349	2.1%

800.292.7435	19

Item 2.   Controls and Procedures.

(a)

The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits.

(a)	Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody L. Hobson
Mellody L. Hobson, President
(Principal Executive Officer)

Date:	August 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody L. Hobson
Mellody L. Hobson, President
(Principal Executive Officer)

Date:	August 16, 2018

By:	/s/ James R. Rooney
James R. Rooney, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date:	August 16, 2018